UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:


/s/ Kian Ghazi                  New York, New York           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $154,657
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                   FORM 13F-HR INFORMATION TABLE
                                                  Hawkshaw Capital Management, LLC

COLUMN 1                    COLUMN  2         COLUMN 3     COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------------           --------------       ---------    --------   ------------------ ----------  --------  ---------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------           --------------       ---------    --------   -------   --- ---- ----------  --------  -------- ------  ----
ABERCROMBIE & FITCH CO        CLASS A         002896207    10,976      357,633  SH          SOLE       NONE     357,633
ANNTAYLOR STORES CORP         COM             036115103     5,359      329,398  SH          SOLE       NONE     329,398
AVIAT NETWORKS INC            COM             05366Y102     7,863    2,166,246  SH          SOLE       NONE   2,166,246
CORPORATE EXECUTIVE BRD CO    COM             21988R102     8,437      321,149  SH          SOLE       NONE     321,149
DELL INC                      COM             24702R101    12,657    1,049,507  SH          SOLE       NONE   1,049,507
ELECTRONIC ARTS INC           COM             285512109    12,086      839,306  SH          SOLE       NONE     839,306
FROZEN FOOD EXPRESS INDS INC  COM             359360104     7,132    2,037,677  SH          SOLE       NONE   2,037,677
FUEL SYS SOLUTIONS INC        COM             35952W103    13,878      534,800      PUT     SOLE       NONE     534,800
IAC INTERACTIVECORP           COM PAR $.001   44919P508     6,085      276,956  SH          SOLE       NONE     276,956
KNOT INC                      COM             499184109     1,973      253,543  SH          SOLE       NONE     253,543
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100     7,128      137,184  SH          SOLE       NONE     137,184
SCHOLASTIC CORP               COM             807066105     6,269      259,914  SH          SOLE       NONE     259,914
SONOSITE INC                  COM             83568G104     3,952      145,764  SH          SOLE       NONE     145,764
SPDR GOLD TRUST               GOLD SHS        78463V107     7,326       60,207  SH          SOLE       NONE      60,207
SPDR TR                       UNIT SER 1      78462F103    18,363      177,900      PUT     SOLE       NONE     177,900
SYMANTEC CORP                 COM             871503108    13,353      962,000  SH          SOLE       NONE     962,000
UNIVERSAL TECHNICAL INST INC  COM             913915104    11,820      500,004  SH          SOLE       NONE     500,004





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